Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details Narrative) (10K)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 20, 2017 $ / shares shares	Mar. 31, 2019 USD ($) Integer $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Integer $ / shares shares	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) Integer $ / shares shares	Jun. 30, 2017 USD ($) Integer $ / shares shares	Sep. 21, 2018 shares	Jan. 23, 2018 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split	one-for-two hundred and fifty (1:250)
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	4,000,000,000		4,000,000,000		400,000,000	400,000,000	400,000,000
Preferred stock, par value | $ / shares	$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	1,500,005	1,500,005		1,500,005		1,500,005	1,500,005
Cash equivalents | $
Value added tax receivable | $		4,379		$ 4,379		$ 6,257	$ 8,111
Income tax percentage description				On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage				21.00%		32.22%	2239.00%
Research and development costs | $		52,655	$ 75,138	$ 203,625	$ 1,673,606	$ 1,825,728	$ 971,769
Tax Credits | $		$ (726)	$ 485	$ 116,244	$ 180,763	$ 179,306	$ 305,673
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount				572,000		572,000	572,000
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of convertible notes payable converted common shares | Integer		11		11		20	13
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount				29,517		145,517	149,517
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount				118,197,663		103,698,414	4,388,155
Tax Cuts and Jobs Act [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax percentage description						On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage						21.00%
Machinery and Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated useful lives of property and equipment						P5Y
Furniture [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated useful lives of property and equipment						P7Y
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								4,000,000,000	400,000,000
Previously Authorized Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								400,000,000	100,000,000